Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments
The following table summarizes the terms of our derivative financial instruments as of June 30, 2026:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap — Four Property Loan (1)	$62,370,975	3.03%	January 9, 2025	January 10, 2028
SOFR Swap — Huntington Credit Facility (2)	$86,103,075	1.54%	March 2, 2026	November 30, 2027

(1)	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
(2)	Notional amount is denominated in USD and has been designated as a cash flow hedge.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2025:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap — Four Property Loan (1)	$63,011,768	3.03%	January 9, 2025	January 10, 2028
SOFR Swap — Huntington Credit Facility (2)	$86,937,660	2.29%	December 1, 2025	November 30, 2027

(1)	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
(2)	Notional amount was denominated in USD, was designated as a cash flow hedge and was terminated during the first quarter of 2026.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2025:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap – Four Property Loan (1)	$63,011,768	3.03%	January 9, 2025	January 10, 2028
SOFR Swap – Huntington Credit Facility (2)	$86,937,660	2.29%	December 1, 2025	November 30, 2027

(1)	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
(2)	Notional amount is denominated in USD and has been designated as a cash flow hedge.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2024:

	Notional Amount	Strike	Effective Date	Maturity Date
Interest Rate Derivatives:
CORRA Swap – Burlington Loan (1)	$15,015,000	4.02%	September 27, 2022	September 20, 2025	(5)
CORRA Swap – Cambridge Loan (1)	$13,891,404	3.53%	April 30, 2024	December 22, 2025	(5)
CORRA Swap – North York Loan (1)	$24,083,333	3.79%	January 31, 2023	February 2, 2026	(5)
SOFR Swap – Huntington Credit Facility (2)	$107,574,000	2.89%	November 15, 2024	November 30, 2027
CDOR Swap – Bank of Montreal Loan (1)	$21,625,000	4.47%	May 4, 2023	May 4, 2026	(5)
CORRA Swap – Ontario Loan (3)	$124,232,000	4.73%	June 15, 2023	June 15, 2026	(5)
Foreign Currency Hedge:
CAD Put (4)	$200,000,000	1.4005	December 20, 2024	December 19, 2025

(1)	Notional amounts are denominated in CAD and were designated as a cash flow hedge.
(2)	Notional amount is denominated in USD and approximately $87.1 million was designated as a cash flow hedge.
(3)	Notional amount is denominated in CAD and we elected not to apply hedge accounting.
(4)	Notional amount is denominated in CAD and was partially designated for hedge accounting.
(5)	These interest rate derivatives were terminated during the first quarter of 2025.

Summary of Derivatives Financial Instruments in Statement of Consolidated Balance Sheet
The following table presents a gross presentation of the fair value of our derivatives financial instruments as well as their classification on our consolidated balance sheets as of June 30, 2026 and December
31
, 2025:

	Asset/Liability Derivatives Fair Value
	June 30, 2026	December 31, 2025
Interest Rate Hedges:
Other assets	$2,847,001	$1,563,065
Accounts payable and accrued liabilities	$312,339	$496,702

The following table presents a gross presentation of the fair value of our derivatives financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2025 and 2024:

	Asset/Liability Derivatives Fair Value
	December 31, 2025	December 31, 2024
Interest Rate Hedges:
Other assets	$1,563,065	$3,219,413
Accounts payable and accrued liabilities	$496,702	$2,448,275
Foreign Currency Hedges:
Other assets	$—	$4,409,134

Summary of Effects of Derivative Financial Instruments on Consolidated Statements of Operations
The following table presents the effects of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI for the three months ended June 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the three months ended June 30,
Type	2026	2025		2026	2025
Interest Rate Swaps	$336,373	$(110,434)	Interest Expense	$(155,340)	$2,519
Interest Rate Caps	—	—	Interest Expense	—	49,516
Foreign Currency Put	—	(1,034,818)	N/A	—	—

	$336,373	$(1,145,252)		$(155,340)	$52,035

	Gain (loss) recognized in OCI for the six months ended June 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the six months ended June 30,		Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative for the six months ended June 30,
Type	2026	2025		2026	2025		2026	2025
Interest Rate Swaps	$990,149	$(1,477,659)	Interest Expense	$(315,893)	$1,340	Interest Expense	$—	$(305,981)
Interest Rate Caps	—	—	Interest Expense	—	124,439	Interest Expense	—	110,805
Foreign Currency Put	—	(1,190,074)	N/A	—	—	N/A	—	—

	$990,149	$(2,667,733)		$(315,893)	$125,779		$—	$(195,176)

The following table presents the effects of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI for the year ended December 31,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the year ended December 31,		Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
Type	2025	2024		2025	2024		2025	2024
Interest Rate Swaps	$(1,298,093)	$285,991	Interest Expense	$(96,042)	$1,230,229	Interest Expense	$(304,727)	$2,526
Interest Rate Caps	—	—	Interest Expense	206,604	349,914	Interest Expense	110,805	—
Foreign Currency Put	(1,362,363)	1,106,438	N/A	—	—	N/A	—	—

	$(2,660,456)	$1,392,429		$110,562	$1,580,143		$(193,922)	$2,526